INVESTMENT ADVISORY AGREEMENT

BETWEEN

ROYCE VALUE TRUST, INC.

AND

ROYCE & ASSOCIATES, LP

Investment Advisory Agreement made this 31st day of July 2020, by and between ROYCE VALUE TRUST, INC., a Maryland corporation (the “Fund”), and ROYCE & ASSOCIATES, LP, a Delaware limited partnership (formerly Royce & Associates, Inc. and Royce & Associates, LLC) (the “Adviser”).

The Fund and the Adviser hereby agree as follows:

1.                  Duties of the Adviser.  The Adviser shall, during the term and subject to the provisions of this Agreement, (a) determine the composition of the portfolio of the Fund, the nature and timing of the changes therein and the manner of implementing such changes, and (b) provide the Fund with such investment advisory, research and related services as the Fund may, from time to time, reasonably require for the investment of its assets. The Adviser shall perform such duties in accordance with the applicable provisions of the Fund’s Articles of Incorporation, By-Laws and stated investment objectives, policies and restrictions and any directions it may receive from the Fund’s Board of Directors.

2.                  Expenses Payable by the Fund.  Except as otherwise provided in Paragraphs 1 and 3 hereof, the Fund shall be responsible for determining the net asset value of its shares and for all of its other operations and shall pay all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, registrar, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its proxy statements, stockholders’ reports and notices; supplies and postage; Federal and state registration fees; FINRA and securities exchange listing fees and expenses; Federal, state and local taxes; non‑affiliated directors’ fees; interest on its borrowings; brokerage commissions; and the cost of issue, sale and repurchase of its shares.

3.                  Expenses Payable by the Adviser. The Adviser shall pay all expenses which it may incur in performing its duties under Paragraph 1 hereof and shall reimburse the Fund for any space leased by the Fund and occupied by the Adviser.

4.                  Compensation of the Adviser.

(a)               The Fund agrees to pay to the Adviser, and the Adviser agrees to accept, as compensation for the services provided by the Adviser hereunder, a fee comprised of a basic fee (the “Basic Fee”) and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the Standard & Poor’s

SmallCap 600 Stock Price Index (as the same may be constituted from time to time, the “Index”).  Such fee shall be calculated and payable as follows:

For each month, the Basic Fee shall be a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the net assets of the Fund at the end of each month included in the applicable performance period. (The net assets of the Fund shall be computed by subtracting the amount of any indebtedness and other liabilities of the Fund from the value of the total assets of the Fund, and the liquidation preference of and any redemption premium for any Preferred Stock of the Fund that may be issued and outstanding shall not be treated as an indebtedness or other liability of the Fund for this purpose.) The performance period for each such month shall be a rolling sixty (60) month period ending with the most recent calendar month.

The Basic Fee rate for each such month shall be increased at the rate of 1/12 of .05% for each percentage point in excess of two (2), rounded to the nearer point (the higher point if exactly one‑half a point), that the investment performance of the Fund for the performance period then ended exceeds the percentage change in the investment record of the Index for such performance period (subject to a maximum of twelve (12) percentage points). If, however, the investment performance of the Fund for such performance period shall be exceeded by the percentage change in the investment record of the Index for such performance period, then such Basic Fee rate shall be decreased by 1/12 of .05% for each percentage point in excess of two (2), rounded to the nearer point (the higher point if exactly one‑half a point), that the percentage change in the investment record of the Index exceeds the investment performance of the Fund for such performance period (subject to a maximum of twelve (12) percentage points).

The maximum increase or decrease in the Basic Fee for any month may not exceed .50%, and the Fund shall pay such Basic Fee, as so adjusted, to the Adviser at the end of each performance period.

(b)               Notwithstanding the provisions of subparagraph (a) above to the contrary, the Adviser shall not be entitled to receive any monthly fee in respect of any performance period consisting of a rolling thirty‑six (36) month period ending with the most recent calendar month for which the investment performance of the Fund shall be negative on an absolute basis (i.e., the investment performance of the Fund, rounded to the nearer whole point, is less than zero).

(c)               The investment performance of the Fund for any period shall be expressed as a percentage of the Fund’s net asset value per share of Common Stock at the beginning of such period and shall mean and be the sum of: (i) the change in the Fund’s net asset value per share of Common Stock during such period; (ii) the value of the Fund’s cash distributions per share of Common Stock accumulated to the end of such period; and (iii) the value of capital gains taxes per share of Common Stock paid or payable on undistributed realized long‑term capital gains accumulated to the end of such period. For this purpose, the value of distributions per share of Common Stock of realized capital gains, of dividends per share of Common Stock paid from investment income and the capital gains taxes per share of Common Stock paid or payable on undistributed realized long‑term capital gains shall be treated as reinvested in shares of Common Stock of the Fund at the net asset value per share of Common Stock in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes. Notwithstanding any provisions of this subparagraph (c) or of the other subparagraphs of Paragraph 4 hereof to the contrary, the investment performance of the Fund for any period shall not include, and there shall be excluded from the change in the Fund’s net asset value per share of Common Stock during such period and the value of the Fund’s cash distributions per share of Common Stock accumulated to the end of such period shall be adjusted for, any increase or decrease in the investment performance of the Fund for such period computed as set forth in the preceding two sentences and resulting from the Fund’s capital stock transactions.

(d)               The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, shall mean and be the sum of (i) the change in the level of the Index during such period and (ii) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of such period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at the end of each calendar month following the payment of the dividend.

(e)               Any calculation of the investment performance of the Fund and the investment record of the Index shall be in accordance with any then applicable rules of the Securities and Exchange Commission.

(f)                In the event of any termination of this Agreement, the fee provided for in this Paragraph 4 shall be calculated on the basis of a period ending on the last day on which this Agreement is in effect, subject to a pro rata adjustment based on the number of days elapsed in the current period as a percentage of the total number of days in such period.

5.                  Excess Brokerage Commissions.  The Adviser is hereby authorized, to the fullest extent now or hereafter permitted by law, to cause the Fund to pay a member of a national securities exchange, broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another member of such exchange, broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and/or research services provided by such member, broker or dealer, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Fund and its other accounts.

6.                  Limitations on the Employment of the Adviser.  The services of the Adviser to the Fund shall not be deemed exclusive, and the Adviser may engage in any other business or render similar or different services to others so long as its services to the Fund hereunder are not impaired thereby, and nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Adviser to engage in any other business or to devote his time and attention in part to any other business, whether of a similar or dissimilar nature. So long as this

Agreement or any extension, renewal or amendment remains in effect, the Adviser shall be the only investment adviser for the Fund, subject to the Adviser’s right to enter into sub‑advisory agreements. The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder, and shall not be responsible for any action of or directed by the Board of Directors of the Fund, or any committee thereof, unless such action has been caused by the Adviser’s gross negligence, willful malfeasance, bad faith or reckless disregard of its obligations and duties under this Agreement.

7.                  Responsibility of Dual Directors, Officers and/or Employees. If any person who is a director, officer or employee of the Adviser is or becomes a director, officer and/or employee of the Fund and acts as such in any business of the Fund pursuant to this Agreement, then such director, officer and/or employee of the Adviser shall be deemed to be acting in such capacity solely for the Fund, and not as a director, officer or employee of the Adviser or under the control or direction of the Adviser, although paid by the Adviser.

8.                  Protection of the Adviser. The Adviser shall not be liable to the Fund for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund, and the Fund shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the directors of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion.

9.                  Effectiveness, Duration and Termination of Agreement.  This Agreement shall become effective as of the date above written and shall replace and supersede in all respects the Investment Advisory Agreement (other than the provisions of Paragraph 8 thereof, which shall remain in full force and effect), dated as of June 30, 1996, by and between the Fund and the

Adviser, the Investment Advisory Agreement (other than the provisions of Paragraph 8 thereof, which shall remain in full force and effect), dated as of October 1, 2001 and as amended and supplemented to date, by and between the Fund and the Adviser, and the Amended and Restated Investment Advisory Agreement (other than the provisions of Paragraph 8 thereof, which shall remain in full force and effect), dated as of July 1, 2016, by and between the Fund and the Adviser.  This Agreement shall remain in effect until June 30, 2022, and thereafter shall continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (a) the vote of the Fund’s directors, including a majority of such directors who are not parties to this Agreement or “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval, or (b) the vote of a majority of the outstanding voting securities of the Fund and the vote of the Fund’s directors, including a majority of such directors who are not parties to this Agreement or “interested persons” (as so defined) of any such party. This Agreement may be terminated at any time, without the payment of any penalty, on 60 days’ written notice by the vote of a majority of the outstanding voting securities of the Fund or by the vote of a majority of the Fund’s directors or by the Adviser, and will automatically terminate in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act of 1940); provided, however, that the provisions of Paragraph 8 of this Agreement shall remain in full force and effect, and the Adviser shall remain entitled to the benefits thereof, notwithstanding any such termination.

The Fund may, so long as this Agreement remains in effect, use “Royce” as part of its name.  The Adviser may, upon termination of this Agreement, require the Fund to refrain from using the name “Royce” in any form or combination in its name or in its business, and the Fund shall, as soon as practicable following its receipt of any such request from the Adviser, so refrain from using such name.

Any notice under this Agreement shall be given in writing, addressed and delivered or mailed, postage prepaid, to the other party at its principal office.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed on the date above written.

ROYCE VALUE TRUST, INC.

/s/ Christopher D. Clark

By: ____________________________________

Name:  Christopher D. Clark

Title:    President

ROYCE & ASSOCIATES, LP

/s/ Christopher D. Clark

By: ____________________________________

Name:  Christopher D. Clark

Title:    Chief Executive Officer

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